Long-term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Long-term Debt
10.
Long-term Debt
Long-term debt consists of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$623,529	$11,003	$612,526
Accounts Receivable Securitization Program	155,000	333	154,667
3 3/4% Senior Notes	600,000	7,786	592,214
3 5/8% Senior Notes	550,000	7,941	542,059
4% Senior Notes	549,299	7,736	541,563
4 7/8% Senior Notes	400,000	5,446	394,554
Other notes with various rates and terms	2,541	—	2,541

	2,880,369	40,245	2,840,124
Less current maturities	(155,372)	(333)	(155,039)

Long-term debt, excluding current maturities	$2,724,997	$39,912	$2,685,085

	December 31, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,466	$11,569	$586,897
Accounts Receivable Securitization Program	122,500	445	122,055
3 3/4% Senior Notes	600,000	8,031	591,969
4% Senior Notes	549,280	7,911	541,369
4 7/8% Senior Notes	400,000	5,586	394,414
5 3/4% Senior Notes	653,631	6,575	647,056
Other notes with various rates and terms	2,756	—	2,756

	2,926,633	40,117	2,886,516
Less current maturities	(122,879)	(445)	(122,434)

Long-term debt, excluding current maturities	$2,803,754	$39,672	$2,764,082

Senior Credit Facility
On February 6, 2020, Lamar Media entered into a Fourth Amended and Restated Credit Agreement (the “Fourth Amended and Restated Credit Agreement”) with certain of Lamar Media’s subsidiaries as guarantors, JPMorgan Chase Bank, N.A. as administrative agent and the lenders party thereto, under which the parties agreed to amend and restate Lamar Media’s existing senior credit facility. The Fourth Amended and Restated Credit Agreement amended and restated the Third Amended and Restated Credit Agreement dated as of May 15, 2017, as amended (the “Third Amended and Restated Credit Agreement”).
The new senior credit facility, as established by the Fourth Amended and Restated Credit Agreement (the “senior credit facility”), consists of (i) a new $750,000 senior secured revolving credit facility which will mature on February 6, 2025 (the “revolving credit facility”), (ii) a new $600,000 Term B loan facility (the “Term B loans”) which will mature on February 6, 2027, and (iii) an incremental facility (the “Incremental Facility”) pursuant to which Lamar Media may incur additional term loan tranches or increase its revolving credit facility subject to a pro forma secured debt ratio of 4.50 to 1.00, as well as certain other conditions including lender approval. Lamar Media borrowed all $600,000 in Term B loans on February 6, 2020. The entire amount of the Term B loans will be payable at maturity. The net proceeds from the Term B loans, together with borrowings under the revolving portion of the senior credit facility and a portion of the proceeds of the issuance of the 3 3/4% Senior Notes due 2028 and 4% Senior Notes due 2030 (both as described below), were used to repay all outstanding amounts under the Third Amended and Restated Credit Agreement, and all revolving commitments under that facility were terminated. As a result of refinancing our credit facility the Company incurred a loss on debt extinguishment of $5,603 for the three months ended March 31, 2020.
The Term B loans mature on February 6, 2027 with no required amortization payments. The Term B loans bear interest at rates based on the Adjusted LIBO Rate (“Eurodollar term loans”) or the Adjusted Base Rate (“Base Rate term loans”), at Lamar Media’s option. Eurodollar term loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.50%. Base Rate term loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.50%.
The revolving credit facility bears interest at rates based on the Adjusted LIBO Rate (“Eurodollar revolving loans”) or the
Adjusted Base
Rate
(“Base Rate revolving loans”), at Lamar Media’s option. Eurodollar revolving loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.50% (or the Adjusted LIBO Rate plus 1.25% at any time the Total Debt Ratio is less than or equal to 3.25 to 1
)
. Base Rate revolving loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.50% (or the Adjusted Base Rate plus 0.25% at any time the total debt ratio is less than or equal to 3.25 to 1). The guarantees, covenants, events of default and other terms of the senior credit facility apply to the Term B loans and revolving credit facility.
As of March 31, 2021, there were $25,000 in outstanding borrowings under the revolving credit facility. Availability under the revolving credit facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $14,370 in letters of credit outstanding as of March 31, 2021 resulting in $710,630 of availability under its revolving credit facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to its maturity on February 6, 2025
The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;

•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.
The senior credit facility contains provisions that allow Lamar Media to conduct its affairs in a manner that allows Lamar Advertising to qualify and remain qualified as a REIT, including by allowing Lamar Media to make distributions to Lamar Advertising required for the Company to qualify and remain qualified for taxation as a REIT, subject to certain restrictions.
Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility, the Company must maintain a specified secured debt ratio as long as a revolving credit commitment, revolving loan or letter of credit remains outstanding, and in addition, must satisfy a total debt ratio in order to incur debt, make distributions or make certain investments.
Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the senior credit facility provisions during the periods presented.
Accounts Receivable Securitization Program
On December 18, 2018, Lamar Media entered into a $175,000 Receivable Financing Agreement (the “Receivable Financing Agreement”) with its wholly-owned special purpose entities, Lamar QRS Receivables, LLC and Lamar TRS Receivables, LLC (the “Special Purpose Subsidiaries”) maturing on December 17, 2021 (the “Accounts Receivable Securitization Program”). The
Accounts Receivable Securitization Program is limited to the availability of eligible accounts receivable collateralizing the borrowings under the
agreements governing the Accounts Receivable Securitization Program.
Pursuant to two separate Purchase and Sale Agreements dated December 18, 2018, each of which is among Lamar Media as initial Servicer, certain of Lamar Media’s subsidiaries and a Special Purpose Subsidiary, the subsidiaries sold substantially all of their existing and future accounts receivable balances to the Special Purpose Subsidiaries. The Special Purpose Subsidiaries use the accounts receivable balances to collateralize loans pursuant to the Accounts Receivable Securitization Program. Lamar Media retains the responsibility of servicing the accounts receivable balances pledged as collateral under the Accounts Receivable Securitization Program and provides a performance guaranty.
On June 30, 2020, Lamar Media and the Special Purpose Subsidiaries entered into the Third Amendment (the “Third Amendment”) to the Receivables Financing Agreement. The Third Amendment increased the maximum three month average Delinquency Ratio, Dilution Ratio and Days’ Sales Outstanding to 11.00% (from 8.00%), 7.00% (from 4.00%) and 75 days (from 65 days), respectively, for each of the months of June, July and August 2020. The Third Amendment did not modify any other financial covenant. Additionally, the Third Amendment established a new Minimum Funding Threshold, which requires the Special Purpose Subsidiaries to maintain minimum borrowings under the Accounts Receivable Securitization Program on any day equal to the lesser of (i) 50.00% of the aggregate Commitment of all Lenders or (ii) the Borrowing Base, though the Special Purpose Subsidiaries had the right to borrow less than the Minimum Funding Threshold during certain periods prior to December 21, 2020 at their election.
On October 23, 2020, Lamar Media and the Special Purpose Subsidiaries entered into the Fourth Amendment (the “Fourth Amendment”) to the Receivables Financing Agreement. The Fourth Amendment increased the maximum three month average Delinquency Ratio generally to 13.00% (and up to 16.00% for up to two additional periods upon written notice from Lamar Media), and increased the maximum three month average Dilution Ratio to 5.00% for the remaining term of the Accounts Receivable Securitization Program. Additionally, the Fourth Amendment increased the Minimum Funding Threshold which, as amended, requires the Special Purpose Subsidiaries to maintain minimum borrowings under the Accounts Receivable Securitization Program on any day equal to the lesser of (i) 70.00% of the aggregate Commitment of all Lenders or (ii) the Borrowing Base, though the Special Purpose Subsidiaries had the right to borrow less than the Minimum Funding Threshold during certain periods prior to December 21, 2020 at their election.
As of March 31, 2021 there was $155,000 outstanding aggregate borrowings under the Accounts Receivable Securitization Program. Lamar Media had an additional $11,400 available for borrowing under the Accounts Receivable Securitization Program as of March 31, 2021. The commitment fees based on the amount of unused commitments under the Accounts Receivable Securitization Program were immaterial during the three months ended March 31, 2021.
The Accounts Receivable Securitization Program will mature on December 17, 2021. Lamar Media may amend the facility to extend the maturity date, enter into a new securitization facility with a different maturity date, or refinance the indebtedness outstanding under the Accounts Receivable Securitization Program using borrowings under its senior credit facility or from other financing sources.
The Accounts Receivable Securitization Program is accounted for as a collateralized financing activity, rather than a sale of assets, and therefore: (i) accounts receivable balances pledged as collateral are presented as assets and the borrowings are presented as liabilities on our Condensed Consolidated Balance Sheets, (ii) our Condensed Consolidated Statements of Income and Comprehensive Income reflect the associated
charges for bad debt expense (a component of general and administrative expenses) related to the pledged accounts receivable and interest expense associated with the collateralized borrowings and (iii) receipts from customers related to the underlying accounts receivable are reflected as operating cash flows and borrowings and repayments under the collateralized loans are reflected as financing cash flows within our Condensed Consolidated Statements of Cash Flows.
5 3/4% Senior Notes
On January 28, 2016, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 5 3/4% Senior Notes due 2026 (the “Original 5 3/4% Notes”). The institutional private placement on January 28, 2016 resulted in net proceeds to Lamar Media of approximately $394,500.
On February 1, 2019, Lamar Media completed an institutional private placement of an additional $250,000 aggregate principal amount under its 5 3/4% Notes (the “Additional 5 3/4% Notes”, and together with the Original 5 3/4% Notes, the “5 3/4% Notes”). Other than with respect to the date of issuance, issue price and CUSIP number, the Additional 5 3/4% Notes have the same terms as the Original 5 3/4% Notes. The net proceeds after underwriting fees and expenses, was approximately $251,500.
On February 3, 2021, Lamar Media redeemed in full all $650,000 aggregate principal amount 5 3/4% Notes. The 5 3/4% Notes redemption was completed using the proceeds received from the 3 5/8% Notes offering completed on January 22, 2021 (as described below), together with cash on hand and borrowings under the revolving credit facility and Accounts Receivable Securitization Program. The 5 3/4% Notes were redeemed at a redemption price equal to 102.875% of the aggregate principal amount of the outstanding notes, plus accrued and unpaid interest to (but not including) the redemption date. During the three months ended March 31, 2021, the Company recorded a loss on debt extinguishment of approximately $21,604 related to the note redemption, of which $18,700 was in cash.
4% Senior Notes
On February 6, 2020, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 4% Senior Notes due 2030 (the “Original 4% Notes”). The institutional private placement on February 6, 2020 resulted in net proceeds to Lamar Media of approximately $395,000.
On August 19, 2020, Lamar Media completed an institutional private placement of an additional $150,000 aggregate principal amount of its 4% Notes (the “Additional 4% Notes”, and together with the Original 4% Notes, the “4% Notes”). Other than with respect to the date of issuance and issue price, the Additional 4% Notes have the same terms as the Original 4% Notes. The institutional private placement on August 19, 2020 resulted in net proceeds to Lamar Media of approximately $146,900.
Lamar Media may redeem up to 40% of the aggregate principal amount of the 4% Notes, at any time and from time to time, at a price equal to 104% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 15, 2023, provided that following the redemption, at least 60% of the 4% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 15, 2025, Lamar Media may redeem some or all of the 4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after February 15, 2025, Lamar Media may redeem the 4% Notes, in whole or in part, in cash at redemption prices specified in the 4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 4% Notes at a price equal to 101% of the principal amount of the 4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
3 3/4% Senior Notes
On February 6, 2020, Lamar Media completed an institutional private placement of $600,000 aggregate principal amount of 3 3/4% Senior Notes due 2028 (the “3 3/4% Notes”). The institutional private placement on February 6, 2020 resulted in net proceeds to Lamar Media of approximately $592,500.
Lamar Media may redeem up to 40% of the aggregate principal amount of 3 3/4% Notes, at any time and from time to time, at a price equal to 103.75% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 15, 2023, provided that following the redemption, at least 60% of the 3 3/4% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 15, 2023, Lamar Media may redeem some or all of the 3 3/4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after February 15, 2023, Lamar Media may redeem the 3 3/4% Notes, in whole or in part, in cash at redemption prices specified in the 3 3/4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 3 3/4% Notes at a price equal to 101% of the principal amount of the 3 3/4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
4 7/8% Senior Notes
On May 13, 2020, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 4 7/8% Senior Notes due 2029 (the “4 7/8% Notes”). The institutional private placement on May 13, 2020 resulted in net proceeds to Lamar Media of approximately $395,000.
Lamar Media may redeem up to 40% of the aggregate principal amount of the 4 7/8% Notes, at any time and from time to time, at a price equal to 104.875% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before May 15, 2023, provided that following the redemption, at least 60% of the 4 7/8% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to January 15, 2024, Lamar Media may redeem some or all of the 4 7/8% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after January 15, 2024, Lamar Media may redeem the 4 7/8% Notes, in whole or in part, in cash at redemption prices specified in the 4 7/8% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 4 7/8% Notes at a price equal to 101% of the principal amount of the 4 7/8% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
3 5/8% Senior Notes
On January 22, 2021, Lamar Media completed an institutional private placement of $550,000 aggregate principal amount of 3 5/8% Senior Notes due 2031 (the “3 5/8% Notes”). The institutional private placement on January 22, 2021 resulted in net proceeds to Lamar Media of approximately $542,500.
Lamar Media may redeem up to 40% of the aggregate principal amount of the 3 5/8% Notes, at any
time and from time to time, at a price equal to 103.625% of the aggregate principal amount so redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before
January 15, 2024 provided that following the redemption, at least 60% of the 3 5/8% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to January 15, 2026, Lamar Media may redeem some or all of the 3 5/8% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after January 15, 2026, Lamar Media may redeem the 3 5/8% Notes, in whole or in part, in cash at redemption prices specified in the 3 5/8% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 3 5/8% Notes at a price equal to 101% of the principal amount of the 3 5/8% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
Debt Repurchase Program
On March 16, 2020, the Company’s Board of Directors authorized Lamar Media to repurchase up to $250,000 in outstanding senior or senior subordinated notes and other indebtedness outstanding from time to time under its Fourth Amended and Restated Credit Agreement. The repurchase program will expire on September 30, 2021 unless extended by the Board of Directors. There were no repurchases under the program as of March 31, 2021.

(9) Long-term Debt
Long-term debt consists of the following at December 31, 2020 and 2019:

	December 31, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,466	$11,569	$586,897
Accounts Receivable Securitization Program	122,500	445	122,055
3 3/4% Senior Notes	600,000	8,031	591,969
4% Senior Notes	549,280	7,911	541,369
4 7/8% Senior Notes	400,000	5,586	394,414
5 3/4% Senior Notes	653,631	6,575	647,056
Other notes with various rates and terms	2,756	—	2,756

	2,926,633	40,117	2,886,516
Less current maturities	(122,879)	(445)	(122,434)

Long-term debt, excluding current maturities	$2,803,754	$39,672	$2,764,082

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2021	$122,879	$445	$122,434
2022	$362	$—	$362
2023	$381	$—	$381
2024	$400	$—	$400
2025	$420	$4,464	$(4,044)
Later years	$2,802,191	$35,208	$2,766,983

Senior Credit Facility
On February 6, 2020, Lamar Media entered into a Fourth Amended and Restated Credit Agreement (the “Fourth Amended and Restated Credit Agreement”) with certain of Lamar Media’s subsidiaries as guarantors, JPMorgan Chase Bank, N.A. as administrative agent and the lenders party thereto, under which the parties agreed to amend and restate Lamar Media’s existing senior credit facility. The Fourth Amended and Restated Credit Agreement amended and restated the Third Amended and Restated Credit Agreement dated as of May 15, 2017, as amended (the “Third Amended and Restated Credit Agreement”).
The new senior credit facility, as established by the Fourth Amended and Restated Credit Agreement (the “senior credit facility”), consists of (i) a new $750,000 senior secured revolving credit facility which will mature on February 6, 2025 (the “revolving credit facility”), (ii) a new $600,000 Term B loan facility (the “Term B loans”) which will mature on February 6, 2027, and (iii) an incremental facility (the “Incremental Facility”) pursuant to which Lamar Media may incur additional term loan tranches or increase its revolving credit facility subject to a pro forma secured debt ratio of 4.50 to 1.00, as well as certain other conditions including lender approval. Lamar Media borrowed all $600,000 in Term B loans on February 6, 2020. The entire amount of the Term B loans will be payable at maturity. The net proceeds from the Term B loans, together with borrowing under the revolving portion of the senior credit facility and a portion of the proceeds of the issuance of the 3 3/4% Senior Notes due 2028 and 4% Senior Notes due 2030 (both as described below), were used to repay all outstanding amounts under the Third Amended and Restated Credit Agreement, and all revolving commitments under that facility were terminated. As a result of refinancing our credit facility the Company incurred a loss on debt extinguishment of $5,608 for the year ended December 31, 2020.
The Term B loans mature on February 6, 2027 with no required amortization payments. The Term B loans bear interest at rates based on the Adjusted LIBO Rate (“Eurodollar term loans”) or the Adjusted Base Rate (“Base Rate term loans”), at Lamar Media’s option. Eurodollar Term B loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.50%. Base Rate Term B loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.50%.
The revolving credit facility bears interest at rates based on the Adjusted LIBO Rate (“Eurodollar revolving loans”) or the Adjusted Base Rate (“Base Rate revolving loans”), at Lamar Media’s option. Eurodollar revolving loans bear interest at a rate per annum equal to the Adjusted LIBO Rate plus 1.50% (or the Adjusted LIBO Rate plus 1.25% at any time the Total Debt Ratio is less than or equal to 3.25 to

1). Base Rate revolving loans bear interest at a rate per annum equal to the Adjusted Base Rate plus 0.50% (or the Adjusted Base Rate plus 0.25% at any time the total debt ratio is less than or equal to 3.25 to

1). The guarantees, covenants, events of default and other terms of the senior credit facility apply to the Term B loans and revolving credit facility.
As of December 31, 2020, there were no outstanding borrowings under the revolving credit facility. Availability under the revolving credit facility is reduced by the amount of any letters of credit outstanding. Lamar Media had $13,970 in letters of credit outstanding as of December 31,
2020
resulting in $736,030 of availability under its revolving credit facility. Revolving credit loans may be requested under the revolving credit facility at any time prior to its maturity on February 6, 2025.
The terms of Lamar Media’s senior credit facility and the indentures relating to Lamar Media’s outstanding notes restrict, among other things, the ability of Lamar Advertising and Lamar Media to:

•	dispose of assets;
•	incur or repay debt;

•	create liens;

•	make investments; and

•	pay dividends.
T
he senior credit facility contains provisions that allow Lamar Media to conduct its affairs in a manner that allows Lamar Advertising to qualify and remain qualified as a REIT, including by allowing Lamar Media to make distributions to Lamar Advertising required for the Company to qualify and remain qualified for taxation as a REIT, subject to certain restrictions.
Lamar Media’s ability to make distributions to Lamar Advertising is also restricted under the terms of these agreements. Under Lamar Media’s senior credit facility, the Company must maintain a specified secured debt ratio as long as a revolving credit commitment, revolving loan or letter of credit remains outstanding, and in addition, must satisfy a total debt ratio in order to incur debt, make distributions or make certain investments.
Lamar Advertising and Lamar Media were in compliance with all of the terms of their indentures and the senior credit facility provisions during the periods presented.
Accounts Receivable Securitization Program
On December 18, 2018, Lamar Media entered into a $175,000 Receivable Financing Agreement (the “Accounts Receivable Securitization Program”) with its wholly-owned special purpose entities, Lamar QRS Receivables, LLC and Lamar TRS Receivables, LLC (the “Special Purpose Subsidiaries”) maturing on December 17, 2021. The Accounts Receivable Securitization Program is limited to the availability of eligible accounts receivable collateralizing the borrowings under the agreements governing the Accounts Receivable Securitization Program.
Pursuant to two separate Purchase and Sale Agreements dated December 18, 2018, each of which is among Lamar Media as initial Servicer, certain of Lamar Media’s subsidiaries and a Special Purpose Subsidiary, the subsidiaries sold substantially all of their existing and future accounts receivable balances to the Special Purpose Subsidiaries. The Special Purpose Subsidiaries use the accounts receivable balances to collateralize loans pursuant to the Accounts Receivable Securitization Program. Lamar Media retains the responsibility of servicing the accounts receivable balances pledged as collateral under the Accounts Receivable Securitization Program and provides a performance guaranty.
On June 30, 2020, Lamar Media and the Special Purpose Subsidiaries entered into the Third Amendment (the “Third Amendment”) to the Receivables Financing Agreement dated December 18, 2018. The Third Amendment increases the maximum three month average Delinquency
Ratio
, Dilution Ratio and Days’ Sales Outstanding to 11.00% (from 8.00%), 7.00% (from 4.00%) and 75 days (from 65 days), respectively, for each of the months of June, July and August 2020. The Third Amendment does not modify any other financial covenant. Additionally, the Third Amendment establishes a new Minimum Funding Threshold, which requires the Special Purpose Subsidiaries to maintain minimum borrowings under the Accounts Receivable Securitization Program on any day equal to the lesser of (i) 50.00% of the aggregate Commitment of all Lenders or (ii) the Borrowing Base, though the Special Purpose Subsidiaries had the right to borrow less than the Minimum Funding Threshold during certain periods prior to December 21, 2020 at their election.

On October 23, 2020, Lamar Media and the Special Purpose Subsidiaries entered into the Fourth Amendment (the “Fourth Amendment”) to the Receivables Financing Agreement dated December 18, 2018. The Fourth Amendment increases the maximum three month average Delinquency Ratio generally to 13.00% (and up to 16.00% for up to two additional periods upon written notice from Lamar Media), and increases the maximum three month average Dilution Ratio to 5.00% for the remaining term of the Accounts Receivable Securitization Program. Additionally, the Fourth Amendment increases the Minimum Funding Threshold which, as amended, requires the Special Purpose Subsidiaries to maintain minimum borrowings under the Accounts Receivable Securitization Program on any day equal to the lesser of (i) 70.00% of the aggregate Commitment of all Lenders or (ii) the Borrowing Base, though the Special Purpose Subsidiaries had the right to borrow less than the Minimum Funding Threshold during certain periods prior to December 21, 2020 at their election.
As of December 31, 2020 there was $122,500 outstanding aggregate borrowings under the Accounts Receivable Securitization Program. Lamar Media had an additional $52,500 available for borrowing under the Accounts Receivable Securitization Program as of December 31, 2020. The commitment fees based on the amount of unused commitments under the Accounts Receivable Securitization Program were immaterial during the year ended December 31, 2020.
The Accounts Receivable Securitization Program will mature on December 17, 2021. Lamar Media may amend the facility to extend the maturity date, enter into a new securitization facility with a different maturity date, or refinance the indebtedness outstanding under the Accounts Receivable Securitization Program using borrowings under its senior credit facility or from other financing sources.
The Accounts Receivable Securitization Program is accounted for as a collateralized financing activity, rather than a sale of assets, and therefore: (i) accounts receivable balances pledged as collateral are presented as assets and the borrowings are presented as liabilities on our Consolidated Balance Sheets, (ii) our Consolidated Statements of Income and Comprehensive Income reflect the associated charges for bad debt expense (a component of general and administrative expenses) related to the pledged accounts receivable and interest expense associated with the collateralized borrowings and (iii) receipts from customers related to the underlying accounts receivable are reflected as operating cash flows and borrowings and repayments under the collateralized loans are reflected as financing cash flows within our Consolidated Statements of Cash Flows.
5% Senior Subordinated Notes
On October 30, 2012, Lamar Media completed an institutional private placement of $535,000 aggregate principal amount of 5% Senior Subordinated Notes due 2023 (the “5% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $527,100.
On August 31, 2020, Lamar Media redeemed $267,500 in aggregate principal amount of the outstanding 5% Notes at a redemption price of 100.833%, plus accrued and unpaid interest up to but not including the redemption date. On September 16, 2020 Lamar Media redeemed the remaining aggregate principal amount of $267,500 of the outstanding 5% Notes at a redemption price of 100.833%, plus accrued and unpaid interest up to but not including the redemption date. These redemptions were funded using cash on hand, borrowings under the revolving credit facility and the Accounts Receivable Securitization Program and proceeds from the additional 4% Senior Notes issued on August 19, 2020. These redemptions combined resulted in a loss on debt extinguishment of $7,051, of which $4,456 was cash, for the year ended
December 31, 2020.

5 3/8% Senior Notes
On January 10, 2014, Lamar Media completed an institutional private placement of $510,000 aggregate principal amount of 5 3/8% Senior Notes due 2024 (the “5 3/8% Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $502,300. Lamar Media used the proceeds from the 4% Senior Notes (defined below) and 3 3/4% Senior Notes (defined below) to redeem in full all of the 5 3/8% Notes on February 20, 2020 at a redemption price of 101.792% of the aggregate principal amounts of the outstanding 5 3/8% Notes, plus accrued and unpaid interest up to but not including the redemption date. In conjunction with the redemption, the Company recorded a loss on debt extinguishment of $12,576, of which $9,139 was cash, for the year ended December 31, 2020.
5 3/4% Senior Notes
On January 28, 2016, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 5 3/4% Senior Notes due 2026 (the “5 3/4 % Senior Notes”). The institutional private placement resulted in net proceeds to Lamar Media of approximately $394,500.
On February 1, 2019, Lamar Media completed an institutional private placement of an additional $250,000 aggregate principal amount under its 5 3/4% Notes (the “Additional 5 3/4% Notes”). Other than with respect to the date of issuance, issue price and CUSIP number, the Additional 5 3/4% Notes have the same terms as the 5 3/4% Notes. The net proceeds after underwriting fees and expenses, was approximately $251,500 and were used to repay a portion of the borrowings outstanding under the revolving credit facility.
At any time prior to February 1, 2021, Lamar Media may redeem some or all of the 5 3/4% Senior Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon plus a make-whole premium. On or after February 1, 2021, Lamar Media may redeem the 5 3/4% Senior Notes, in whole or in part, in cash at redemption prices specified in the 5 3/4% Senior Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 5 3/4% Senior Notes at a price equal to 101% of the principal amount of the 5 3/4% Senior Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
On February 3, 2021, the Company subsequently redeemed in full all outstanding 5 3/4% Senior Notes. See Note 24
Subsequent Events
for additional information.
4% Senior Notes
On February 6, 2020, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 4% Senior Notes due 2030 (the “4% Notes”). The institutional private placement on February 6, 2020 resulted in net proceeds to Lamar Media of approximately $395,000.
On August 19, 2020, Lamar Media completed an institutional private placement of an additional $150,000 aggregate principal amount of its 4% Notes (the “Additional 4% Notes”). Other than with respect to the date of issuance and issue price, the Additional 4%
Notes
have the same terms as the 4% Notes. The institutional private placement on August 19, 2020 resulted in net proceeds to Lamar Media of approximately $146,900.
Lamar Media may redeem up to 40% of the aggregate principal amount of the 4% Notes, at any time and from time to time, at a price equal to 104% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 15, 2023, provided that following the redemption, at least 60% of the 4% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 15, 2025, Lamar Media may redeem some or all of the 4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after February 15, 2025, Lamar Media may redeem the 4% Notes, in whole or in part, in cash at redemption prices specified in the 4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 4% Notes at a price equal to 101% of the principal amount of the 4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
3 3/4% Senior Notes
On February 6, 2020, Lamar Media completed an institutional private placement of $600,000 aggregate principal amount of 3 3/4% Senior Notes due 2028 (the “3 3/4% Notes”). The institutional private placement on February 6, 2020 resulted in net proceeds to Lamar Media of approximately $592,500.
Lamar Media may redeem up to 40% of the aggregate principal amount of 3 3/4% Notes, at any time and from time to time, at a price equal to 103.75% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before February 15, 2023, provided that following the redemption, at least 60% of the 3 3/4% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to February 15, 2023, Lamar Media may redeem some or all of the 3 3/4% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after February 15, 2023, Lamar Media may redeem the 3 3/4% Notes, in whole or in part, in cash at redemption prices specified in the 3 3/4% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s 3 3/4% Notes at a price equal to 101% of the principal amount of the 3 3/4% Notes, plus accrued and unpaid interest, up to but not including the repurchase date.
4 7/8% Senior Notes
On May 13, 2020, Lamar Media completed an institutional private placement of $400,000 aggregate principal amount of 4 7/8% Senior Notes due 2029 (the “4 7/8% Notes”). The institutional private placement on May 13, 2020 resulted in net proceeds to Lamar Media of approximately $395,000.
Lamar Media may redeem up to 40% of the aggregate principal amount of the 4 7/8% Notes, at any time and from time to time, at a price equal to 104.875% of the aggregate principal amount redeemed, plus accrued and unpaid interest thereon, with the net cash proceeds of certain public equity offerings completed before May 15, 2023, provided that following the redemption, at least 60% of the 4 7/8% Notes that were originally issued remain outstanding and any such redemption occurs within 120 days following the closing of any such public equity offering. At any time prior to January 15, 2024, Lamar Media may redeem some or all of the 4 7/8% Notes at a price equal to 100% of the aggregate principal amount, plus accrued and unpaid interest thereon and a make-whole premium. On or after January 15, 2024, Lamar Media may redeem the 4 7/8% Notes, in whole or in part, in cash at redemption prices specified in the 4 7/8% Notes. In addition, if the Company or Lamar Media undergoes a change of control, Lamar Media may be required to make an offer to purchase each holder’s

4 7/8% Notes at a price equal to 101% of the principal amount of the 4 7/8% Notes, plus accrued and unpaid interest, up to but not including the
repurchase date.
Debt Repurchase Program
On March 16, 2020, the Company’s Board of Directors authorized Lamar Media to repurchase up to $250,000 outstanding senior or senior subordinated notes and other indebtedness outstanding from time to time under its Fourth Amended and Restated Credit Agreement. The repurchase program will expire on

September 30, 2021 unless extended by the Board of Directors. There were no repurchases under the program as of December 31, 2020.

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Long-term Debt
(5) Long-term Debt
Long-term debt consists of the following at December 31, 2020 and 2019:

	December 31, 2020
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$598,466	$11,569	$586,897
Accounts Receivable Securitization Program	122,500	445	122,055
3 3/4% Senior Notes	600,000	8,031	591,969
4% Senior Notes	549,280	7,911	541,369
4 7/8% Senior Notes	400,000	5,586	394,414
5 3/4% Senior Notes	653,631	6,575	647,056
Other notes with various rates and terms	2,756	—	2,756

	2,926,633	40,117	2,886,516
Less current maturities	(122,879)	(445)	(122,434)

Long-term debt, excluding current maturities	$2,803,754	$39,672	$2,764,082

	December 31, 2019
	Debt	Deferred financing costs	Debt, net of deferred financing costs
Senior Credit Facility	$1,127,069	$9,077	$1,117,992
Accounts Receivable Securitization Program	175,000	846	174,154
5% Senior Subordinated Notes	535,000	3,237	531,763
5 3/8% Senior Notes	510,000	3,502	506,498
5 3/4% Senior Notes	654,345	7,752	646,593
Other notes with various rates and terms	3,118	—	3,118

	3,004,532	24,414	2,980,118
Less current maturities	(232,595)	(6,081)	(226,514)

Long-term debt, excluding current maturities	$2,771,937	$18,333	$2,753,604

Long-term debt contractual maturities are as follows:

	Debt	Deferred financing costs	Debt, net of deferred financing costs
2021	$122,879	$445	$122,434
2022	$362	$—	$362
2023	$381	$—	$381
2024	$400	$—	$400
2025	$420	$4,464	$(4,044)
Later years	$2,802,191	$35,208	$2,766,983